BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JANUARY 4, 2019

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2018, AS SUPPLEMENTED

JPMORGAN CORE BOND PORTFOLIO

Effective immediately, Peter D. Simons no longer serves as a Portfolio Manager of the JPMorgan Core Bond Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. In the section entitled, “Appendix C—Portfolio Managers,” the information pertaining to the Portfolio is amended to reflect that Peter D. Simons no longer serves as a Portfolio Manager of the Portfolio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE